Inventory	12 Months Ended
Feb. 29, 2012
Inventory [Text Block]
2.	Inventory

	2012	2011
Finished goods, net	$610,421	$524,967
Raw materials	671,232	449,772
	$1,281,653	$974,739

The ending balance above includes a total inventory obsolescence provision of $115,413 as at February 29, 2012 (2011 - $117,320).